Fair Value Measurement (Details 2) (Preferred shares, USD $)	12 Months Ended
Dec. 31, 2014
Quantitative inputs and assumptions
Assets at fair value	39,484,906
Discounted cash flow and option pricing method | Significant Unobservable Inputs (Level 3)
Unobservable Inputs
Discount Rate	21.50%
Discount for Lack of Marketability ("DLOM")	9.00%
Terminal growth rate	3.00%